Fair Value Measurements	9 Months Ended	12 Months Ended
	Dec. 25, 2020	Mar. 27, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements

5. Fair Value Measurements

The following tables present information about the Company’s financial assets and liabilities as of December 25, 2020 and March 27, 2020 measured at fair value on a recurring basis and indicate the level of the fair value hierarchy utilized to determine such fair values:

	Fair Value Measurement at December 25, 2020 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market fund deposits	$16,320	$—	$—	$16,320
Restricted cash:
Money market fund deposits	6,520	—	—	6,520

Total assets	$22,840	$—	$—	$22,840

Liabilities:
Other long-term liabilities:
Contingent consideration	$—	$—	$7,800	$7,800

Total liabilities	$—	$—	$7,800	$7,800

	Fair Value Measurement at March 27, 2020 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market fund deposits	$46,337	$—	$—	$46,337
Restricted cash:
Money market fund deposits	5,385	—	—	5,385

Total assets	$51,722	$—	$—	$51,722

The following table shows the change in fair value of Level 3 contingent consideration in connection with the Acquisition for the nine-month period ended December 25, 2020:

Level 3 Contingent Consideration
Balance at March 27, 2020	$—
Additions during the year	7,800

Balance at December 25, 2020	$7,800

Assets and liabilities measured at fair value on a recurring basis also consist of marketable securities, unit investment trust fund, loans, bonds, stock and other investments which are the Company’s defined benefit plan assets. Fair value information for those assets and liabilities, including their classification in the fair value hierarchy, is included in Note 15, “Retirement Plans.”

During the nine-month periods ended December 25, 2020 and December 27, 2019, there were no transfers among Level 1, Level 2 and Level 3.

4. Fair Value Measurements

The following tables present information about the Company’s financial assets and liabilities as of March 29, 2019 and March 27, 2020 measured at fair value on a recurring basis and indicate the level of the fair value hierarchy utilized to determine such fair values:

	Fair Value Measurements as of March 29, 2019 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market fund deposits	$41,581	$—	$—	$41,581
Restricted cash:
Money market fund deposits	3,514	—	—	3,514

Total assets	$45,095	$—	$—	$45,095

During fiscal year 2019, the Company recorded assets related to its planned sale of the Worcester Facility as held for sale. The assets were measured at fair value on a non-recurring basis totaling $3,795 as of March 29, 2019.

	Fair Value Measurements as of March 27, 2020 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market fund deposits	$46,337	$—	$—	$46,337
Restricted cash:
Money market fund deposits	5,385	—	—	5,385

Total assets	$51,722	$—	$—	$51,722

Assets and liabilities measured at fair value on a recurring basis also consists of marketable securities, unit investment trust fund, loans, bonds, stock and other investments which are the Company’s defined benefit plan assets. Fair value information for those assets and liabilities, including their classification in the fair value hierarchy, is included in Note 14, “Retirement Plans”.

During the fiscal years ended March 29, 2019 and March 27, 2020, there were no transfers between Level 1, Level 2 and Level 3.